Document And Entity Information	12 Months Ended
Nov. 30, 2014
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	LENNAR CORP /NEW/
Entity Central Index Key	0000920760
Current Fiscal Year End Date	--11-30
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes